OTHER RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2023
Other Receivables
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the other receivables as at March 31, 2023 and December 31, 2022 is detailed in the table below:

	March 31, 2023	December 31, 2022

HST paid on purchases	561,679	445,128
VAT paid on purchases	129,872	359,502
	691,551	804,630